PREPAID EXPENSES AND OTHER ASSETS, NET (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Other receivables	$ 411,574	$ 643,169
Other receivables from third party	400,685	$ 600,011
Due From Third Parties [Member]
Other receivables from third party	316,218
E-Commerce Live Stream Sales Deposits [Member]
Other receivables from third party	6,672
Xinca Employee Loans [Member]
Other receivables from third party	25,604
SY Media Deposits [Member]
Other receivables from third party	188,836
Prior Year Receivables From GZ GSI [Member]
Other receivables from third party	$ 1,121